Short Term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short-term investments
Investment [Line Items]
Time deposits	$ 35,636	¥ 245,014	¥ 548,890